Note 2 - Securities (Tables)	12 Months Ended
Dec. 31, 2014
Note 2 - Securities (Tables) [Line Items]
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2014
Equity Securities	$102,212	$16,121	$(13,310)	$105,023
Debt Securities:
U. S. government agencies	10,528,055	-	(271,282)	10,256,773
Municipals	15,474,316	185,747	(70,173)	15,589,890
Government sponsored mortgage-backed securities and SBA loan pools	61,075,181	235,977	(794,859)	60,516,299
	$87,179,764	$437,845	$(1,149,624)	$86,467,985
	Amortized . Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2013
Equity Securities	$102,212	$16,007	$(18,913)	$99,306
Debt Securities:
U. S. government agencies	33,198,865	-	(1,437,478)	31,761,387
Municipals	14,133,821	18,827	(660,021)	13,492,627
Corporates	990,663	3,609	-	994,272
Government sponsored mortgage-backed securities	53,245,297	265,038	(2,165,242)	51,345,093
	$101,670,858	$303,481	$(4,281,654)	$97,692,685

Available-for-sale Securities [Table Text Block]
	Amortized Cost	Approximate Fair Value
1-5 years	$6,508,809	$6,415,929
5-10 years	10,631,947	10,438,272
After ten years	8,861,614	8,992,462
Government sponsored mortgage-backed securities and SBA loan pools not due on a single maturity date	61,075,181	60,516,299
	$87,077,551	$86,362,962

Held-to-maturity Securities [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2014
Debt Securities:
Government sponsored mortgage-backed securities	$60,993	$1,626	$-	$62,619
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized (Losses)	Approximate Fair Value
As of December 31, 2013
Debt Securities:
Government sponsored mortgage-backed securities	$79,162	$1,927	$-	$81,089

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2014

	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Equity Securities	$-	$-	$34,618	$(13,310)	$34,618	$(13,310)
U. S. government agencies	-	-	10,256,773	(271,282)	10,256,773	(271,282)
Municipals	2,677,626	(7,692)	5,859,560	(62,481)	8,537,186	(70,173)
Government sponsored mortgage-backed securities and SBA loan pools	12,703,301	(70,049)	29,201,313	(724,810)	41,904,614	(794,859)
	$15,380,927	$(77,741)	$45,352,264	$(1,071,883)	$60,733,191	$(1,149,624)
	December 31, 2013

	Less than 12 Months		12 Months or More		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Equity Securities	$-	$-	$29,014	$(18,913)	$29,014	$(18,913)
U. S. government agencies	24,731,730	(916,208)	7,029,657	(521,270)	31,761,387	(1,437,478)
Municipals	10,460,662	(534,440)	1,701,215	(125,581)	12,161,877	(660,021)
Government sponsored mortgage-backed securities	32,074,646	(1,655,296)	9,685,143	(509,946)	41,759,789	(2,165,242)
	$67,267,038	$(3,105,944)	$18,445,029	$(1,175,710)	$85,712,067	$(4,281,654)

Held to Maturity Maturities [Member]
Note 2 - Securities (Tables) [Line Items]
Held-to-maturity Securities [Table Text Block]
	Amortized Cost	Approximate Fair Value
Government sponsored mortgage-backed securities not due on a single maturity date	$60,993	$62,619